Rule 497 (e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

                   FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
           FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
                 FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
                 (each a "Fund," and collectively the "Funds")

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
           DATED FEBRUARY 1, 2016, AS SUPPLEMENTED ON MARCH 18, 2016

                            DATED DECEMBER 13, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information:

      1. First Trust ISE Cloud Computing Index Fund's name is changed to "First Trust Cloud Computing ETF."

      2. First Trust ISE Global Engineering and Construction Index Fund's name is changed to "First Trust Global Engineering and Construction ETF."

      3. First Trust ISE Global Wind Energy Index Fund's name is changed to "First Trust Global Wind Energy ETF."



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE